Equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Number of ordinary nominative shares	133,814,311	132,197,896
Par value	R$ 0.00027	R$ 0.00027
Share capital	R$ 37	R$ 36
Retained earnings reserve	R$ 251,873	R$ 125,957	R$ 95,515